Other operating expenses	12 Months Ended
Apr. 30, 2025
Other Income and Expenses [Abstract]
Other operating expenses

14	Other operating expenses

	Years Ended April 30,
	2024	2025	2025
	S$	S$	US$
Consumable expenses	86,532	-	-
Marketing expenses	87,008	58,008	44,434
Professional fees	691,464	620,014	474,931
Travelling expenses	136,651	165,435	126,723
Other expenses	143,147	318,206	243,746
	1,144,802	1,161,663	889,834